Subsequent Events (Details) $ / shares in Units, ¥ in Thousands								1 Months Ended				6 Months Ended
	Jun. 24, 2024 USD ($) $ / shares shares	Nov. 03, 2023 CNY (¥)	Sep. 11, 2023 CNY (¥)	Sep. 11, 2023 USD ($)	Sep. 01, 2023 CNY (¥)	Mar. 23, 2023 CNY (¥)	Mar. 23, 2023 USD ($)	Aug. 31, 2024 CNY (¥)	Aug. 31, 2024 USD ($)	Jul. 31, 2024 CNY (¥)	Jul. 31, 2024 USD ($)	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Sep. 11, 2023 USD ($)	Jun. 13, 2023 CNY (¥)	Jun. 13, 2023 USD ($)
Subsequent Events [Line Items]
Repaid of loan		¥ 500			¥ 800			¥ 1,200	$ 165,000	¥ 5,000	$ 688,000
Liquidated damages												¥ 700	$ 96,000
Penalty			¥ 200	$ 27,600
Payment of wages												¥ 45
Aggregate of ordinary shares (in Shares) | shares	209,644
Per share (in Dollars per share) | $ / shares	$ 0.00001
Fortune Light Assets Ltd [Member]
Subsequent Events [Line Items]
Purchase price (in Dollars per share) | $ / shares	$ 4.77
Aggregate purchase price (in Dollars) | $	$ 1,000,001.88
ZJ Youguan [Member]
Subsequent Events [Line Items]
Transportation construction amount															¥ 6,500	$ 896,000
Youpin SD [Member]
Subsequent Events [Line Items]
Liquidated damages						¥ 2,746	$ 387,000
Hainan Gaozhan New Energy Vehicle Company Limited [Member]
Subsequent Events [Line Items]
Deposits			¥ 170											$ 23,400
Shanghai Youxu [Member]
Subsequent Events [Line Items]
Repaid of loan										¥ 3,000	$ 413,000
Youpin Shandong [Member]
Subsequent Events [Line Items]
Repaid of loan								2,000
Subscription Agreement [Member]
Subsequent Events [Line Items]
Aggregate proceeds (in Dollars) | $	$ 900,000
Subsequent Event [Member] | Beijing Hengyuan Xinye Information Technology Co., Ltd. [Member]
Subsequent Events [Line Items]
Payment and liquidated damages								¥ 733